Earnings per share - Disclosure of reconciliation of basic earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 16,799	€ 14,200	€ 2,173	[1]
Weighted average number of shares outstanding (in shares)	3,140,089	3,059,284	1,544,002
Basic earnings per share (in EUR per share)	€ 5.35	€ 4.64	€ 1.41	[1]
Net profit from continuing operations attributable to owners of the parent	€ 16,799	€ 13,210	€ 2,353	[1]
Basic earnings per share from continuing operations (in EUR per share)	€ 5.35	€ 4.32	€ 1.52	[1]
Net profit from discontinued operations attributable to owners of the parent	€ 0	€ 990	€ (180)
Basic earnings per share from discontinued operations (in EUR per share)	€ 0	€ 0.32	€ (0.12)

[1]	Refer to Note 3, Scope of consolidation